ACCOUNTS RECEIVABLE, NET	6 Months Ended
Apr. 30, 2026
Accounts Receivable Net
ACCOUNTS RECEIVABLE, NET

NOTE 4 – ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	April 30, 2026	October 31, 2025
	(Unaudited)	(Audited)

Accounts receivable	$–	$187,828
Less: allowance for credit losses	–	–
Accounts receivable, net	$–	$187,828